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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2012

Check here if Amendment [_]; Amendment Number: ____

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Markel Corporation
         ________________________________________________

Address: 4521 Highwoods Pkwy
         ________________________________________________

         Glen Allen, VA 23060
         ________________________________________________



Form 13F File Number: 28-6647
                      _______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas S. Gayner
         ________________________________________________

Title:   President and Chief Investment Officer
         ________________________________________________

Phone:   804-527-3806
         ________________________________________________


Signature, Place, and Date of Signing:

 /s/ Thomas S. Gayner            Richmond, VA                05/14/2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1
                                        ___________

Form 13F Information Table Entry Total: 131
                                        ___________

Form 13F Information Table Value Total: $ 2,168,987
                                        ___________
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name
    ___    _____________________        ______________________________________

    1      28-6056                      Markel Gayner Asset Management
                                        Corporation

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                                                                 FORM 13F INFORMATION TABLE             VOTING AUTHORITY
                                    TITLE OF             VALUE   SHARES/ SH/  PUT/ INVSTMT   OTHER
NAME OF ISSUER                       CLASS      CUSIP   (x$1000) PRN AMT PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED  NONE
--------------                      --------  --------- -------- ------- ---  ---- -------- --------  ------- ------ ------
3M Company                          COM       88579y101    2676    30000 SH        SOLE               30000
                                                          15505   173800 SH        DEFINED    01      171000           2800
Accenture                           COM       G1151C101     645    10000 SH        SOLE               10000
                                                           6837   106000 SH        DEFINED    01      100000           6000
Air Products & Chemicals            COM       009158106     257     2800 SH        DEFINED    01                       2800
Alleghany Corporation               COM       017175100    1424     4328 SH        SOLE               4328
Altria                              COM       02209S103    3556   115200 SH        DEFINED    01      114500            700
American Express                    COM       025816109     579    10000 SH        SOLE               10000
                                                          21269   367595 SH        DEFINED    01      339000          28595
Anheuser-Busch Inbev ADR            COM       03524A108   29277   402601 SH        DEFINED    01      390000          12601
Archer Daniels                      COM       039483102   11904   376000 SH        DEFINED    01      375000           1000
Artio Global Investors              COM       04315B107    6719  1408600 SH        DEFINED    01      1401600          7000
Automatic Data Processing           COM       053015103   28655   519200 SH        DEFINED    01      507700          11500
Bank of New York Mellon Corp        COM       064058100      73     3019 SH        SOLE               3019
                                                           5603   232187 SH        DEFINED    01      214907          17280
Barrett Business Systems            COM       068463108     208    10500 SH        DEFINED    01      10000             500
Berkshire Hathaway Class B          COM       084670702   39366   485100 SH        SOLE               485100
                                                          87492  1078157 SH        DEFINED    01      1026507         51650
Berkshire Hathaway, Inc.            COM       084670108   33522      275 SH        SOLE               275
                                                          88377      725 SH        DEFINED    01      697                28
Brookfield Asset Management         COM       112585104   13575   430000 SH        SOLE               430000
                                                          83667  2650200 SH        DEFINED    01      2495548        154652
Brookfield Residential              COM       11283W104    1042    98500 SH        DEFINED    01      96500            2000
Brown & Brown                       COM       115236101    8695   365628 SH        DEFINED    01      365628
Brown Forman Class A                COM       115637100   23175   283760 SH        DEFINED    01      281000           2760
Brown-Forman Class B                COM       115637209    5914    70915 SH        DEFINED    01      70250             665
Calamos Asset Management            COM       12811R104     328    25000 SH        DEFINED    01      25000
Calumet                             COM       131476103     264    10000 SH        SOLE               10000
                                                            713    27000 SH        DEFINED    01      25000            2000
Capital One                         COM       14040H105    9966   178800 SH        DEFINED    01      170000           8800
Carbo Ceramics Inc                  COM       140781105    4640    44000 SH        DEFINED    01      44000
Carmax                              COM       143130102    8143   235000 SH        SOLE               235000
                                                         170044  4907488 SH        DEFINED    01      4728070        179418
Caterpillar Inc                     COM       149123101   25952   243634 SH        DEFINED    01      241000           2634
Charles Schwab                      COM       808513105   14143   984200 SH        DEFINED    01      935000          49200
Coca Cola Co                        COM       191216100    4663    63000 SH        DEFINED    01      60000            3000
Colfax Corporation                  COM       194014106   38238  1085070 SH        SOLE               1085070
Contango Oil & Gas                  COM       21075n204    1797    30500 SH        DEFINED    01      30500
Costco                              COM       22160K105     454     5000 SH        SOLE               5000
                                                           3223    35500 SH        DEFINED    01      34000            1500
DENTSPLY                            COM       249030107    1421    35400 SH        DEFINED    01      35000             400
Diageo PLC                          COM       25243Q205   31700   328500 SH        SOLE               328500
                                                          87408   905780 SH        DEFINED    01      861500          44280
Disney                              COM       254687106    8756   200000 SH        SOLE               200000
                                                          58915  1345702 SH        DEFINED    01      1284500         61202
Dreamworks Animation SKG, Inc       COM       26153C103    1808    98000 SH        DEFINED    01      98000
EOG Resources, Inc.                 COM       26875p101    9321    83900 SH        DEFINED    01      83500             400
Eagle Materials                     COM       26969p108    2033    58500 SH        DEFINED    01      58500
Ecolab                              COM       278865100    2987    48400 SH        DEFINED    01      48000             400
Emerson Electric                    COM       291011104    9022   172900 SH        DEFINED    01      158000          14900
Enterprise Products Lmtd Ptnsh COM            293792107     318     6300 SH        DEFINED    01                       6300
Expeditors Int'l Wash Inc           COM       302130109    2837    61000 SH        DEFINED    01      61000
Exxon Corporation                   COM       30231G102   17329   199800 SH        SOLE               199800
                                                          53309   614659 SH        DEFINED    01      579000          35659
Fairfax Financial Holdings Ltd      COM       303901102  107533   267104 SH        SOLE               267104
                                                           4974    12355 SH        DEFINED    01      12355
Federated Investors                 COM       314211103     224    10000 SH        SOLE               10000
                                                          47890  2137000 SH        DEFINED    01      2114000         23000
Fidelity National Financial         COM       31620R105   12428   689300 SH        DEFINED    01      663000          26300
General Dynamics                    COM       369550108   29194   397841 SH        DEFINED    01      382000          15841
General Electric                    COM       369604103   27344  1362450 SH        SOLE               1362450
                                                          20943  1043494 SH        DEFINED    01      942550         100944
Heritage Crystal Clean Inc          COM       42726M106    4778   239500 SH        DEFINED    01      239500
Home Depot                          COM       437076102    1006    20000 SH        SOLE               20000
                                                          47550   945134 SH        DEFINED    01      900000          45134
ITC Holdings Corp                   COM       465685105    6401    83200 SH        DEFINED    01      83000             200
Illinois Tool Works                 COM       452308109   14203   248647 SH        DEFINED    01      230000          18647
Intel                               COM       458140100    1687    60000 SH        SOLE               60000
                                                          21804   775542 SH        DEFINED    01      750000          25542
International Business Machine      COM       459200101    2086    10000 SH        SOLE               10000
                                                           2191    10500 SH        DEFINED    01      10000             500
International Game Technology       COM       459902102    4197   250000 SH        SOLE               250000
                                                          14505   863888 SH        DEFINED    01      820000          43888
Investors Title Company             COM       461804106   10271   219850 SH        DEFINED    01      213300           6550
Johnson and Johnson                 COM       478160104   18469   280000 SH        SOLE               280000
                                                          18640   282595 SH        DEFINED    01      271700          10895
Lennar Corp-B                       COM       526057302    2273   101700 SH        DEFINED    01      101700
Lennox International                COM       526107107   10216   253500 SH        DEFINED    01      253000            500
Leucadia National Corp              COM       527288104   17115   655766 SH        DEFINED    01      635000          20766
Loews Corporation                   COM       540424108    7994   200500 SH        DEFINED    01      195000           5500
Louisiana Pacific Corp              COM       546347105    1094   117000 SH        DEFINED    01      117000
Lowes                               COM       548661107    2981    95000 SH        SOLE               95000
                                                          14331   456700 SH        DEFINED    01      430000          26700
Marriott International              COM       571903202    6887   181965 SH        SOLE               181965
                                                          45290  1196574 SH        DEFINED    01      1101907         94667
Marriott Vacations Worldwide        COM       57164Y107     519    18196 SH        SOLE               18196
                                                           3298   115681 SH        DEFINED    01      110186           5495
Mastercard, Inc                     COM       57636Q104    1262     3000 SH        DEFINED    01      3000
McCormick and Company               COM       579780206     925    17000 SH        DEFINED    01      17000
McDonalds                           COM       580135101   18326   186808 SH        DEFINED    01      181000           5808
Microsoft Corp                      COM       594918104   25742   798090 SH        DEFINED    01      784000          14090
Mosaic Company                      COM       61945c103    1493    27000 SH        DEFINED    01      27000
National Oilwell                    COM       637071101    6755    85000 SH        DEFINED    01      85000
Nicholas Financial                  COM       65373j209    2025   153500 SH        DEFINED    01      153500
Nike                                COM       654106103    5444    50200 SH        DEFINED    01      50000             200
Northern Trust Corp                 COM       665859104    6643   140000 SH        DEFINED    01      140000
Novo-Nordisk A/S                    COM       670100205   31487   227000 SH        DEFINED    01      215000          12000
NuStar GP Holdings                  COM       67059L102     208     6000 SH        DEFINED    01                       6000
Oracle Corp                         COM       68389x105   15029   515400 SH        DEFINED    01      490000          25400
Patterson Companies Inc.            COM       703395103    4896   146600 SH        DEFINED    01      145000           1600
Paychex                             COM       704326107    4676   150900 SH        DEFINED    01      150000            900
Pepsico                             COM       713448108    6967   105000 SH        DEFINED    01      104300            700
Philip Morris International         COM       718172109   10146   114500 SH        DEFINED    01      114500
Plum Creek Lumber MLP               COM       729251108    6234   150000 SH        SOLE               150000
                                                           8433   202900 SH        DEFINED    01      200000           2900
Pool Corp                           COM       73278L105    3555    95000 SH        DEFINED    01      95000
RLI Corporation                     COM       749607107   43501   607212 SH        DEFINED    01      598636           8576
SEI Investments Co                  COM       784117103    2276   110000 SH        DEFINED    01      110000
Schlumberger                        COM       806857108    6364    91000 SH        DEFINED    01      91000
State Street Corp                   COM       857477103    1838    40400 SH        DEFINED    01      40400
Sysco Corp                          COM       871829107    2538    85000 SH        SOLE                               85000
                                                          20977   702495 SH        DEFINED    01      640000          62495
T.Rowe Price                        COM       74144T108     718    11000 SH        SOLE               11000
                                                          15639   239500 SH        DEFINED    01      239000            500
Teva Pharmaceuticals                COM       881624209   24179   536600 SH        DEFINED    01      533000           3600
Union First Market Bankshares       COM       90662P104   49069  3504920 SH        SOLE               3504920
United Parcel Service               COM       911312106    5612    69520 SH        SOLE               69520
                                                          53417   661753 SH        DEFINED    01      622980          38773
United Technologies                 COM       913017109    4446    53600 SH        DEFINED    01      53000             600
Visa                                COM       92826C839   11340    96100 SH        DEFINED    01      96000             100
Vodafone Group                      COM       92857w209     553    20000 SH        DEFINED    01      20000
W.P. Carey                          COM       92930Y107    2093    45000 SH        SOLE               45000
                                                          42442   912400 SH        DEFINED    01      905200           7200
Wal-Mart Stores                     COM       931142103    7125   116425 SH        SOLE               116425
                                                          60176   983276 SH        DEFINED    01      922575          60701
Walgreen                            COM       931422109   22936   684860 SH        DEFINED    01      670000          14860
Washington Post Co                  COM       939640108    1980     5300 SH        DEFINED    01      5200              100
Washington Real Estate Investm      COM       939653101     287     9666 SH        DEFINED    01                       9666
Watsco Inc                          COM       942622200    2962    40000 SH        DEFINED    01      40000
Western Union                       COM       959802109    5984   340000 SH        DEFINED    01      340000
Yum! Brands Inc                     COM       988498101     228     3200 SH        DEFINED    01                       3200
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